Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities that are measured at fair value on a recurring basis
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – money market fund	$353,653,029	$—	$—
Liabilities:
Derivative warrant liabilities – Public	$12,506,250	$—	$—
Derivative warrant liabilities – Private Placement	$—	$—	$16,772,000
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – money market fund	$349,942,773	$—	$—
Liabilities:
Derivative warrant liabilities – Public	$10,781,250	$—	$—
Derivative warrant liabilities – Private Placement	$—	$—	$14,051,190

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – money market fund	$349,942,773	$—	$—
Liabilities:
Derivative warrant liabilities – Public	$10,781,250	$—	$—
Derivative warrant liabilities – Private Placement	$—	$—	$14,051,190
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – money market fund	$345,044,341	$—	$—
Liabilities:
Derivative warrant liabilities – Public	$12,937,500	$—	$—
Derivative warrant liabilities – Private Placement	$—	$—	$17,140,250

Schedule of quantitative information regarding Level 3 fair value measurement inputs
	March 31, 2023	December 31, 2022
Exercise price	$11.50	$11.50
Stock price	$10.24	$10.17
Volatility	15.01%	10.36%
Term	5.17	5.33
Risk-free rate	3.56%	3.95%
Dividend yield	0.0%	0.0%

	December 31, 2022	December 31, 2021
Exercise price	$11.50	$11.50
Stock price	$10.17	$10.00
Volatility	10.36%	21.82%
Term	5.33	5.46
Risk-free rate	3.95%	1.30%
Dividend yield	0.0%	0.0%

Schedule of change in the fair value of the derivative warrant liabilities
Derivative warrant liabilities at December 31, 2022	$14,051,190
Change in fair value of derivative warrant liabilities	2,720,810
Derivative warrant liabilities at March 31, 2023	$16,772,000

Derivative warrant liabilities at December 31, 2021	$17,140,250
Change in fair value of derivative warrant liabilities	(10,305,950)
Derivative warrant liabilities at March 31, 2022	$6,834,300

Derivative warrant liabilities at February 2, 2021	$—
Issuance of Public and Private Placement Warrants	21,160,000
Loss upon issuance of Private Placement Warrants	2,175,000
Transfer of Public Warrants to Level 1	(11,471,250)
Change in fair value of derivative warrant liabilities	5,276,500
Derivative warrant liabilities at December 31, 2021	17,140,250
Change in fair value of derivative warrant liabilities	(3,089,060)
Derivative warrant liabilities at December 31, 2022	$14,051,190